Organization and Nature of the Business	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of the Business
1. Organization and Nature of the Business
Better Home & Finance Holding Company, formerly known as Aurora Acquisition Corp. (“Aurora”), together with its subsidiaries (collectively, the “Company”), provides a comprehensive set of homeownership offerings in the United States while expanding in the United Kingdom. The Company’s offerings include mortgage loans, real estate agent services, title and homeowner’s insurance, and other homeownership offerings, such as the Company’s cash offer program. The Company leverages Tinman, its proprietary technology platform, to optimize the mortgage process from the initial application, to the integration of a suite of additional homeownership offerings, to the sale of loans to a network of loan purchasers.
Mortgage loans originated within the United States are through the Company’s wholly-owned subsidiary Better Mortgage Corporation (“BMC”). BMC is an approved Title II Single Family Program Lender with the U.S. Department of Housing and Urban Development’s (“HUD”) Federal Housing Administration (“FHA”), and is an approved seller and servicer with the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FMCC”). The Company has expanded into the U.K. and offers a multitude of financial products and services to consumers via regulated entities obtained through acquisitions.
On August 22, 2023 (the “Closing Date”), the Company consummated the previously announced Business Combination (the “Business Combination”), pursuant to the terms of the Agreement and Plan of Merger, dated as of May 10, 2021, as amended as of October 27, 2021, November 9, 2021, November 30, 2021, August 26, 2022, February 24, 2023 and June 23, 2023 (as amended, the “Merger Agreement”), by and among Aurora, Better Holdco, Inc. (“Pre-Business Combination Better”), and Aurora Merger Sub I, Inc., formerly a wholly owned subsidiary of Aurora (“Merger Sub”). On the Closing Date, Merger Sub merged with and into Pre-Business Combination Better, with Pre-Business Combination Better surviving the merger (the “First Merger”) and Pre-Business Combination Better merged with and into Aurora, with Aurora surviving the merger and changing its name to “Better Home & Finance Holding Company” (referred to as “Better Home & Finance”) (such merger, the “Second Merger,” and together with the First Merger, the “Business Combination” and the completion thereof, the “Closing”).
Unless otherwise indicated, references to “Better,” “Better Home & Finance,” and the “Company,” refer to (i) Pre-Business Combination Better and its consolidated subsidiaries prior to the Closing and (ii) Better Home & Finance and its consolidated subsidiaries following the Closing.
Class A common stock and warrants are listed on the Nasdaq Capital Market under the ticker symbols “BETR” and “BETRW.”
Going Concern Considerations—In connection with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 205-40, Basis of Presentation - Going Concern, the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the condensed consolidated financial statements are issued.
On October 12, 2023, the Company was notified by the Nasdaq Staff that the Company’s Class A common stock was not in compliance with the $1.00 minimum bid price rule for continued listing on Nasdaq, and would be subject to delisting for failure to regain compliance with such rule within the first 180-day compliance period (ending April 9, 2024) or a subsequent 180-day compliance period (ending October 6, 2024). If the Class A common stock is no longer listed on Nasdaq, or another national securities exchange, such delisting would constitute a fundamental change under the indenture for the Convertible Note that would require the Company to redeem the Convertible Note prior to maturity for an amount in cash equal to the principal amount of the Convertible Note plus accrued and unpaid interest to the redemption date. As of December 31, 2023, the Company had cash and cash equivalents, together with short-term investments of $529.2 million, compared to $528.6 million principal amount outstanding under the Convertible Note. If the Company is required to redeem the Convertible Note prior to maturity, the Company may not have sufficient available cash and cash equivalents or be able to obtain additional liquidity, on acceptable terms or at all, to enable the Company to redeem or refinance the Convertible Note and continue operating its business.
The Company is evaluating options for regaining compliance with the $1.00 minimum bid price rule. The Company applied for and, on March 7, 2024, received approval from Nasdaq to transfer the listing of its Class A common stock, from the Nasdaq Global Market to the Nasdaq Capital Market. The Class A common stock transferred to the Nasdaq Capital Market effective as of the opening of business on March 13, 2024 and continues to trade under the symbol “BETR.” On March 11, 2024, the Company applied for an additional 180-day compliance period, or until October 6, 2024, to regain compliance with the bid price rule and notified Nasdaq of its intention to cure the deficiency. On March 19, 2024, the Company’s board of directors approved a proposal for its annual meeting of stockholders in 2024 to seek stockholder approval to declare and effect one or more reverse stock splits designed to increase the price of the Class A common stock above the $1.00 minimum bid price rule to maintain its Nasdaq listing. Directors and officers, certain senior employees, and significant stockholders, who together hold a majority of the voting power of our outstanding Common Stock, have indicated that they will vote to approve the reverse stock splits at the Company’s meeting of stockholders in June 2024.
Immaterial restatement corrections and reclassifications to previously issued consolidated financial statements
Immaterial restatement corrections—Subsequent to the issuance of the December 31, 2022 consolidated financial statements, the Company identified immaterial errors during the three months ended December 31, 2023, which required correction of the Company’s previously issued December 31, 2022 consolidated financial statements as well as the first three quarterly periods in the year ended December 31, 2023. The impact of these errors in the prior years and prior quarters are not material to the consolidated financial statements in any prior periods. The errors are related to the timing and classification of certain expense line items on the Company’s consolidated financial statements along with their related balance sheet impact and the timing of recognition of compensation expense with reference to certain dual trigger vesting RSUs and other immaterial equity adjustments. As equity compensation is allocated across various expense financial statement line items in the consolidated statements of operations and comprehensive loss, these immaterial changes had an impact across multiple financial statement line items within the presentation of the consolidated statements of operations and comprehensive loss as presented within Note 25. The errors also include adjustments to goodwill for an estimated tax liability at acquisition that was not subsequently recorded as an adjustment to goodwill when the final tax liability was determined, as well as adjustments to right-of-use assets and lease liabilities for leases that were not captured in the correct period. Consequently, the Company has corrected these immaterial errors in the period to which they relate and will also correct previously reported financial information for such immaterial errors in future filings, as applicable. A summary of the corrections to the impacted financial statement line items from our previously issued financial statements is presented in Note 25.
Reclassifications—The Company also made certain reclassifications to prior periods’ consolidated statements of operations and comprehensive loss to conform to the current year presentation. As more fully explained in Note 2 – Revenue Recognition, the Company recognized premiums that it received in excess of the loan principal amount and certain fees charged by loan purchasers upon sale of loans into the secondary market as net gain on sale of loans in mortgage platform revenue, net in its consolidated statements of operations and comprehensive loss. However, the Company is required to repay the loan purchasers for the premium on those loans when those loans are paid by borrowers within 90 days of our sale of those loans to loan purchasers (early payoff fees). In prior periods, the Company recognized early payoff fees in expenses within mortgage platform expenses. The Company reclassified early payoff fees as contra revenue within mortgage platform revenue, net as offset to the gain originally recognized upon sale of the loan. The Company has reclassified the early payoff fees to contra revenue as it offsets the premium originally recorded in gain on sale of loans. A summary of the reclassifications to the impacted financial statement line items from our previously issued financial consolidated statements are presented in Note 25.